Derivative Financial Instruments - Interest rate swaps held for trading (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Interest rate swaps held for trading
Disclosure of detailed information about financial instruments
Notional Amount	$ 625,000		$ 625,000		$ 550,000
Unrealized gain (loss) on derivatives held for trading	$ (9,112)	$ 1,187	$ (14,609)	$ 7,557
Gaslog Partners with GasLog, fixed interest rate of 1.54%
Disclosure of detailed information about financial instruments
Fixed Interest Rate	1.54%		1.54%
Notional Amount	$ 130,000		$ 130,000		130,000
Trade date			Nov 2016
Effective date			Nov 2016
Termination date			July 2020
Gaslog Partners with GasLog, fixed interest rate of 1.63%
Disclosure of detailed information about financial instruments
Fixed Interest Rate	1.63%		1.63%
Notional Amount	$ 130,000		$ 130,000		130,000
Trade date			Nov 2016
Effective date			Nov 2016
Termination date			July 2021
Gaslog Partners with GasLog, fixed interest rate of 1.72%
Disclosure of detailed information about financial instruments
Fixed Interest Rate	1.72%		1.72%
Notional Amount	$ 130,000		$ 130,000		130,000
Trade date			Nov 2016
Effective date			Nov 2016
Termination date			July 2022
Gaslog Partners with GasLog, fixed interest rate of 2.19%
Disclosure of detailed information about financial instruments
Fixed Interest Rate	2.19%		2.19%
Notional Amount	$ 80,000		$ 80,000		80,000
Trade date			July 2017
Effective date			July 2017
Termination date			June 2022
Gaslog Partners with GasLog, fixed interest rate of 3.15%
Disclosure of detailed information about financial instruments
Fixed Interest Rate	3.15%		3.15%
Notional Amount	$ 80,000		$ 80,000		$ 80,000
Trade date			May 2018
Effective date			May 2018
Termination date			April 2023
Gaslog Partners with GasLog, fixed interest rate of 3.14%
Disclosure of detailed information about financial instruments
Fixed Interest Rate	3.14%		3.14%
Notional Amount	$ 75,000		$ 75,000
Trade date			Dec 2018
Effective date			Jan 2019
Termination date			Jan 2024